Property, plant and equipment - Rollforward (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Reconciliation of property, plant and equipment
Balance at the beginning	€ 7,213.8	€ 6,261.5
Balance at the end	8,123.4	7,213.8	€ 6,261.5
Aircraft
Reconciliation of property, plant and equipment
Balance at the beginning	7,146.5	6,198.7
Balance at the end	8,052.2	7,146.5	6,198.7
Hangar and Buildings
Reconciliation of property, plant and equipment
Balance at the beginning	49.2	45.7
Balance at the end	53.2	49.2	45.7
Plant and equipment (excluding aircraft)
Reconciliation of property, plant and equipment
Balance at the beginning	7.1	5.7
Balance at the end	7.8	7.1	5.7
Fixtures and Fittings
Reconciliation of property, plant and equipment
Balance at the beginning	10.0	10.4
Balance at the end	9.4	10.0	10.4
Motor vehicles
Reconciliation of property, plant and equipment
Balance at the beginning	1.0	1.0
Balance at the end	0.8	1.0	1.0
Cost
Reconciliation of property, plant and equipment
Balance at the beginning	10,220.4	8,823.8	7,681.6
Additions in year	1,470.6	1,449.8	1,217.7
Disposals in year	(197.1)	(53.2)	(75.5)
Balance at the end	11,493.9	10,220.4	8,823.8
Cost | Aircraft
Reconciliation of property, plant and equipment
Balance at the beginning	10,045.2	8,666.4	7,538.1
Additions in year	1,452.7	1,432.0	1,203.8
Disposals in year	(194.4)	(53.2)	(75.5)
Balance at the end	11,303.5	10,045.2	8,666.4
Cost | Hangar and Buildings
Reconciliation of property, plant and equipment
Balance at the beginning	77.8	70.8	67.4
Additions in year	7.6	7.0	3.4
Disposals in year	(2.7)
Balance at the end	82.7	77.8	70.8
Cost | Plant and equipment (excluding aircraft)
Reconciliation of property, plant and equipment
Balance at the beginning	36.7	32.4	29.5
Additions in year	4.0	4.3	2.9
Balance at the end	40.7	36.7	32.4
Cost | Fixtures and Fittings
Reconciliation of property, plant and equipment
Balance at the beginning	56.7	50.6	44.1
Additions in year	6.0	6.1	6.5
Balance at the end	62.7	56.7	50.6
Cost | Motor vehicles
Reconciliation of property, plant and equipment
Balance at the beginning	4.0	3.6	2.5
Additions in year	0.3	0.4	1.1
Balance at the end	4.3	4.0	3.6
Depreciation
Reconciliation of property, plant and equipment
Balance at the beginning	3,006.6	2,562.3	2,210.5
Additions in year	561.0	497.5	427.3
Disposals in year	(197.1)	(53.2)	(75.5)
Balance at the end	3,370.5	3,006.6	2,562.3
Depreciation | Aircraft
Reconciliation of property, plant and equipment
Balance at the beginning	2,898.7	2,467.7	2,127.7
Additions in year	547.0	484.2	415.5
Disposals in year	(194.4)	(53.2)	(75.5)
Balance at the end	3,251.3	2,898.7	2,467.7
Depreciation | Hangar and Buildings
Reconciliation of property, plant and equipment
Balance at the beginning	28.6	25.1	21.7
Additions in year	3.6	3.5	3.4
Disposals in year	(2.7)
Balance at the end	29.5	28.6	25.1
Depreciation | Plant and equipment (excluding aircraft)
Reconciliation of property, plant and equipment
Balance at the beginning	29.6	26.7	24.0
Additions in year	3.3	2.9	2.7
Balance at the end	32.9	29.6	26.7
Depreciation | Fixtures and Fittings
Reconciliation of property, plant and equipment
Balance at the beginning	46.7	40.2	34.8
Additions in year	6.6	6.5	5.4
Balance at the end	53.3	46.7	40.2
Depreciation | Motor vehicles
Reconciliation of property, plant and equipment
Balance at the beginning	3.0	2.6	2.3
Additions in year	0.5	0.4	0.3
Balance at the end	€ 3.5	€ 3.0	€ 2.6